iMedical Innovations Inc. - Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Cash flow from operating activities:
Net loss		$ (5,185,852)	$ (1,706,202)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation		2,257,953
Depreciation			9,051
Issuance of shares for consulting services			$ 66,179
Accretion expense	[1]	59,875
Change in fair value of derivative liabilities	[2]	(4,026)
Issuance of warrants for services		672,749	$ 400,335
Changes in operating assets and liabilities:
Harmonized sales tax recoverable		25,437	(73,578)
Deposits and other receivables		(77,740)
Accounts payable and accrued liabilities		287,629	(77,570)
Net cash used in operating activities		(1,963,975)	(1,381,785)
Cash flows from financing activities:
Proceeds from issuance of shares, net			1,649,507
Proceeds from issuance of convertible promissory notes, net		1,289,149
Proceeds from exercise of warrants		707,196	66,188
Proceeds from exercise of stock options		283
Net cash provided by financing activities		1,996,628	1,715,695
Effect of foreign currency translation		(70,651)	(1,067)
Net increase in cash during the year		32,653	333,910
Cash, beginning of year		448,599	115,756
Cash, end of year		$ 410,601	$ 448,599

[1]	See Note 7
[2]	See Note 8